Description of Plans	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Description of Plan [Line Items]
Description of Plans	Description of Plans
The accompanying financial statements include the employee retirement savings plans of Harley-Davidson, Inc. and its subsidiaries (collectively, the Company) that participate in the Harley-Davidson Retirement Savings Plan Master Trust (the Master Trust).

The following description of the Harley-Davidson Retirement Savings Plan for Salaried Employees, the Harley-Davidson Retirement Savings Plan for Milwaukee & Tomahawk Hourly Bargaining Unit Employees, and the Harley-Davidson Retirement Savings Plan for York Hourly Bargaining Unit Employees (each a Plan, and collectively, the Harley-Davidson Retirement Savings Plans, or the Plans) provides only general information. Participants should refer to the applicable Plan document for a more complete description of each Plan’s provisions. The Plans are subject to and comply with the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Retirement Plans Committee is responsible for oversight of the Plans and determines the appropriateness of the Plans’ investment offerings and monitors investment performance.

The purpose of the Plans is to encourage eligible employees to regularly save part of their earnings and to assist them in accumulating additional financial security for their retirement. The Plans provide for both participant contributions and Company contributions to be held in a trust by an independent trustee for the benefit of participating employees. All Plan investments are held in the Master Trust. The trustee is Fidelity Management Trust Company. Fidelity Workplace Services LLC is the record-keeper for the Plans. Harley-Davidson Motor Company, Inc. is the plan sponsor for the Plans.
General
Harley-Davidson Retirement Savings Plan for Salaried Employees
The Harley-Davidson Retirement Savings Plan for Salaried Employees (SSP) is a defined contribution plan that covers salaried employees of Harley-Davidson, Inc.; Harley-Davidson Motor Company, Inc.; Harley-Davidson Motor Company Operations, Inc.; H-D U.S.A., LLC; Harley-Davidson Dealer Systems, Inc.; and Harley-Davidson Financial Services, Inc. meeting minimum eligibility requirements. Certain participant balances in the SSP are for terminated and former employees with residual balances that were transferred from terminated plans formerly sponsored by Harley-Davidson Motor Company Group, LLC.

Harley-Davidson Retirement Savings Plan for Milwaukee & Tomahawk Hourly Bargaining Unit Employees
The Harley-Davidson Retirement Savings Plan for Milwaukee & Tomahawk Hourly Bargaining Unit Employees (WHSP) is a defined contribution plan that covers hourly employees of the Harley-Davidson Motor Company Operations, Inc. Milwaukee area and Tomahawk plants, subject to a collective bargaining agreement and meeting minimum eligibility requirements.
Harley-Davidson Retirement Savings Plan for York Hourly Bargaining Unit Employees
The Harley-Davidson Retirement Savings Plan for York Hourly Bargaining Unit Employees (YSP) is a defined contribution plan that covers hourly employees of the Harley-Davidson Motor Company Operations, Inc. York plant, subject to a collective bargaining agreement and meeting minimum eligibility requirements.
Contributions

Participants may defer a portion of their compensation on a pre-tax basis through contributions to the Plans. The Plans also allow participants to make after-tax basis Roth contributions and in-plan Roth conversions. The maximum amount that participants may defer and contribute to the Plans is determined from time to time by the plan sponsor and is subject to limitations under the Internal Revenue Code (the Code). Rollover contributions to the Plans are permitted under certain circumstances, as defined in the applicable Plan’s documents. Participants who attain age 50 before the end of the applicable plan year are eligible to make additional elective deferrals (catch-up contributions), subject to Internal Revenue Service (IRS) limits. Employees are automatically enrolled in the applicable Plan unless they affirmatively opt out.

Harley-Davidson Retirement Savings Plan for Salaried Employees
The SSP allows for Company matching contributions. All eligible employees, including those who participate in the Harley-Davidson Retirement Plan, receive an employer retirement cash contribution equal to 4% of the participant’s eligible pay and matching contributions in the form of cash are $0.75 per dollar on participant contributions up to 6% of the participant’s eligible compensation, regardless of the participant’s date of hire and/or employment location. Matching contributions are allocated and invested in accordance with the participant’s investment election, or absent an investment election, in an age-appropriate target date or other default fund. The employer retirement cash contribution is made regardless of the employee’s contribution in the SSP or Company performance.
Upon termination of employment, the non-vested portion of the participant’s account, as defined by the SSP, represents a forfeiture. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $705,994 and $1,143,102, respectively. Total employer retirement cash contributions to the SSP for the years ended December 31, 2025 and 2024, of $11,764,115 and $12,251,278, respectively, were reduced by forfeited non-vested accounts of $908,000 and $1,377,000, respectively.

Harley-Davidson Retirement Savings Plan for Milwaukee & Tomahawk Hourly Bargaining Unit Employees
The WHSP allows for Company matching contributions in the form of cash up to $0.75 per dollar of participant contributions for the year ended December 31, 2025 and $0.50 per dollar of participant contributions for the year ended December 31, 2024. The matching contributions apply only to participant contributions up to 6% of a participant’s eligible compensation and are allocated and invested in accordance with the participant’s investment election, or absent, an investment election, in an age-appropriate target date or other default fund. Participants who do not participate in the Harley-Davidson Retirement Plan (qualified pension plan) receive an employer retirement cash contribution of 2% of eligible pay which is made regardless of the employee’s contribution to the WHSP or Company performance.

Upon termination of employment, the non-vested portion of the participant’s account, as defined by the WHSP, represents a forfeiture. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $131,045 and $124,977, respectively. Total employer retirement cash contributions to the WHSP for the years ended December 31, 2025 and 2024 of $585,639 and $628,678, respectively, were reduced by forfeited non-vested accounts of $120,000 and $120,000, respectively.

Harley-Davidson Retirement Savings Plan for York Hourly Bargaining Unit Employees
The YSP allows for Company matching contributions in cash up to $0.50 per dollar of participant contributions. The matching contributions apply only to participant contributions up to 6% of a participant’s eligible compensation and are allocated and invested in accordance with the participant’s investment election, or absent an investment election, in an age-appropriate target date or other default fund. Participants who do not participate in the Harley-Davidson Retirement Plan (qualified pension plan) receive an employer retirement cash contribution of 2% of eligible pay which is made regardless of the employee’s contribution to the YSP or Company performance.

Upon termination of employment, the non-vested portion of the participant’s account, as defined by the YSP, represents a forfeiture. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $277,892 and $338,517, respectively. Total employer retirement cash contributions to the YSP for the years ended December 31, 2025 and 2024, of $645,349 and $722,941, respectively, were reduced by forfeited non-vested accounts of $290,000 and $370,000, respectively.

Participants’ Accounts
Separate accounts are maintained for each participant. The account balances are adjusted on a daily basis for participants’ contributions, Company contributions, rollover contributions, net investment income, loan fees and other administrative expenses, and distributions of participants’ benefits or withdrawals. Participants have the option of investing their contributions in one or any combination of the available investment funds, which includes a self-directed brokerage account feature. The Plans are intended to satisfy the requirements under Section 404(c) of ERISA and, therefore, provide that participants may choose to direct their contributions and/or all or part of their account balances among any of their respective Plan’s investment alternatives daily. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in 100% of their contributions and earnings thereon. Participants vest 100% in Company contributions after completing three years of vesting service, with at least 1,000 hours of service in each year. Participants are 100% vested in their proportionate share of any dividends received by the Plans on the shares of Harley-Davidson, Inc. common stock held by the Plans in the Harley-Davidson, Inc. Common Stock Fund.

Participants who terminate due to death or disability or who are aged 65 immediately become 100% vested in their entire account.
Payments of Benefits and Withdrawals
For payments made upon retirement, death, disability, or termination of employment, the balance in a participant’s account is paid to the participant or beneficiary in a lump sum, periodic payments (in certain instances), or other form of payment as allowed under the Plans.

Participants may not withdraw (prior to retirement, death, disability, or termination of employment) any portion of their account pertaining to contributions made under provisions of Section 401(k) of the Code, except for financial hardships, as defined in the Code, or after the participant attains age 59 1/2 or becomes disabled, as defined by the Social Security Administration. The permissible in-service withdrawals are from participant contributions.
Participant Employee Stock Ownership Plan Dividend Election Rights
The portion of the Plans that are at any time invested in Harley-Davidson, Inc. common stock held in the Harley-Davidson, Inc. Common Stock Fund shall be considered an employee stock ownership plan under Section 4975(e)(7) of the Code. Each participant or beneficiary may elect to have their proportionate share of the Harley-Davidson, Inc. common stock dividends paid to them as cash or reinvested in the Harley-Davidson, Inc. Common Stock Fund.
Notes Receivable from Participants
Participants may borrow up to 50% of their vested account balances, not to exceed $50,000. A borrower may request a loan only if the borrower’s vested Plan account balance is at least $2,000, and the minimum loan amount shall be $1,000. Loans are not permitted from Company matching contributions or employer retirement contributions regardless of vesting status. Loans bear interest at a rate commensurate with that charged by commercial lenders for similar loans. The term of the loan cannot exceed five years (ten years in the case of a home purchase).
Administrative Expenses
Most administrative expenses are paid by the Plans unless otherwise paid by the Company. Loan application and service fees are paid directly by participants. Expenses paid by the Company are excluded from these financial statements. Investment related expenses are included in the investment income of Harley-Davidson Retirement Savings Plan Master Trust.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plans to terminate the Plans subject to the provisions of ERISA, and for the WHSP and YSP, the applicable collective bargaining agreements. In the event of Plan termination, participants will become fully vested in their accounts.